Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Summary of the Reconciliation of the Basic and Diluted Weighted Average Number of Shares Outstanding
The following table summarizes the reconciliation of the basic weighted average number of shares outstanding and the diluted weighted average number of shares outstanding.

	Years ended
	December 31, 2017	December 31, 2016
Basic and diluted weighted average number of shares outstanding	95,774,897	83,988,597
The following items have been excluded from the diluted weighted average number of shares outstanding because they are anti-dilutive:
Stock options	7,353,546	9,899,393
Restricted share units	2,498,678	2,360,817
	9,852,224	12,260,210